Property, plant and equipment - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		$ 967,000
Property, plant and equipment	$ 30,424,000	116,325,000
Impairment charges on intangible assets	658,000	2,266,000
Proceeds from sales of property, plant and equipment	3,170,000
Net gain on sale of property, plant and equipment	0
Property, plant and equipment owned
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,000,000	102,206,000
Small Stationary Assets
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	263,000
Inventory
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	2,907,000
Production and Test Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		31,000
Canada, Denmark and China
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges on intangible assets	15,944,000
China
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges on intangible assets		936,000
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	(111,020,000)	(967,000)
Property, plant and equipment		(65,727,000)	$ (57,655,000)
Impairment charges on intangible assets	658,000	2,266,000
Disposals		(23,000)
Accumulated depreciation | Impairment reserve
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	(95,076,000)
Property, plant and equipment	$ (93,526,000)	$ 0